Schedule of Investments PIMCO California Municipal Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.9% ¤
MUNICIPAL BONDS & NOTES 174.9%
ARIZONA 0.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$850	$923

CALIFORNIA 158.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	2,195
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	3,925	4,391
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	3,560	3,565
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	7,000	902
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	4,700	909
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	2,500	3,756
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	932
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,425
5.000% due 10/01/2048	1,000	1,206
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	700	841
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,195	1,391
California Health Facilities Financing Authority Revenue Bonds, Series 2008 5.250% due 11/15/2040	5,050	5,210
California Health Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 08/15/2035	1,000	1,018
California Health Facilities Financing Authority Revenue Bonds, Series 2012 5.000% due 08/15/2051	7,300	7,711
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,675	1,863
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,506
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (d)	8,500	9,513
5.000% due 11/15/2046 (d)	5,000	5,981
5.000% due 08/15/2055	6,000	6,936
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	3,964
4.000% due 06/01/2050	3,250	3,738
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,882
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	514
4.000% due 07/01/2050	350	398
4.000% due 11/01/2050	860	988
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	730	730
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	587
5.000% due 06/01/2043	1,370	1,669
5.000% due 06/01/2048	1,370	1,665
California Pollution Control Financing Authority Revenue Bonds, Series 2010 5.100% due 06/01/2040	2,000	2,006
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,140	5,726
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,541
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,805
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	3,167
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,511
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2039	1,000	1,183

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

California State General Obligation Bonds, Series 2020 4.000% due 03/01/2050	2,250	2,622
California State Public Works Board Revenue Bonds, Series 2011 5.000% due 12/01/2029	1,500	1,548
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	9,437
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,134
4.000% due 07/01/2043	350	394
4.000% due 07/01/2047	1,750	1,959
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,006
5.125% due 05/15/2031	4,000	4,018
5.375% due 05/15/2038	4,500	4,520
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,400	1,556
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	243
5.000% due 12/01/2046	5,700	6,355
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,101
4.000% due 12/01/2057	2,000	2,065
5.500% due 12/01/2058	1,775	2,086
California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	30	30
6.000% due 05/01/2037	3,000	3,011
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,500	6,198
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056 (a)	600	628
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034 (e)	14,425	14,474
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (d)	3,500	4,042
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	956
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007 5.300% due 06/01/2037	1,740	1,809
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,469
5.000% due 06/01/2047	2,750	2,845
5.250% due 06/01/2047	15,500	16,087
Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	2,255
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,861
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,262
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,929
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (d)	6,000	7,195
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,273
5.500% due 11/15/2030	415	554
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	500	576
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	5,000	5,016
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (d)	3,500	4,086
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	3,108
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,640
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	3,450	4,387
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,332
5.000% due 07/01/2043	5,000	5,274
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,231
Los Angeles Department of Water, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,246
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	15,345	24,532
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,480
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,605
5.000% due 08/01/2044	1,700	2,141
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,300	6,109
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (c)	1,750	1,487

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,300	2,546
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	1,000	1,258
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,941
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (d)	4,530	5,112
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,000	2,171
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,166
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,892
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	4,036
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,351
5.000% due 10/01/2047 (d)	1,700	2,035
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	1,000	1,276
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,315
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	2,750	3,267
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042 (d)	5,500	6,339
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	3,008
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	3,133
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,493
5.000% due 05/01/2049	2,000	2,446
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (d)	2,200	2,466
5.000% due 03/01/2041 (d)	3,300	4,029
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,131
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,171
San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,500	1,882
5.000% due 09/01/2042	500	626
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,500	1,504
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,200	1,219
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	3,000	2,342
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,987
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,785
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (d)	4,000	4,158
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046 (d)	10,500	11,681
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	6,137
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	3,115
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	3,472
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,500	2,789

		417,777

ILLINOIS 5.9%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,221
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	3,400	3,832
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,500	3,010
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,643
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,200	1,378
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,244

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,192

		15,520

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	650	677

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (c)	10,535	1,318

NEW JERSEY 0.7%
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	1,600	1,969

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,200	1,336

OHIO 1.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2055	2,550	2,875

PENNSYLVANIA 0.5%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,500	1,379

PUERTO RICO 5.9%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	2,750	2,166
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	750	731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	15,700	4,811
0.000% due 07/01/2051 (c)	10,000	2,213
4.750% due 07/01/2053	5,085	5,535

		15,456

WISCONSIN 0.8%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2060 (c)	10,000	2,238

Total Municipal Bonds & Notes (Cost $426,099)		461,468

Total Investments in Securities (Cost $426,099)		461,468

Total Investments 174.9% (Cost $426,099)		$461,468
Auction Rate Preferred Shares (45.7)%		(120,625)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.1)%		(29,275)
Other Assets and Liabilities, net (18.1)%		(47,711)

Net Assets Applicable to Common Shareholders 100.0%		$263,857

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,474	5.49%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$923	$0	$923
California	0	417,777	0	417,777
Illinois	0	15,520	0	15,520
Louisiana	0	677	0	677
Michigan	0	1,318	0	1,318
New Jersey	0	1,969	0	1,969
New York	0	1,336	0	1,336
Ohio	0	2,875	0	2,875
Pennsylvania	0	1,379	0	1,379
Puerto Rico	0	15,456	0	15,456
Wisconsin	0	2,238	0	2,238

Total Investments	$0	$461,468	$0	$461,468

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced